Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Location	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Facilities renewed	2
Lease expense	$ 2.4	$ 1.9	$ 1.9
California
Commitment And Contingencies [Line Items]
New lease agreement	6,000